NOTE C: INCOME TAXES (Detail) (USD $)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Deferred Tax Assets, Net	$ 1,966,304
Operating Loss Carryforwards	8,062,760
Valuation Allowance, Amount	1,966,304
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 56,886	$ 111,599